Average Annual Total Returns - Institutional - BlackRock Cash Funds: Treasury - Institutional Shares For Participants	Apr. 30, 2021
Average Annual Return:
1 Year	0.41%
Since Inception	1.14%	[1]
Inception Date	Jun. 06, 2016

[1]	Prior to recommencement, no Institutional Shares of BlackRock Cash Funds: Treasury were outstanding since December 22, 2015.